Document and Entity Information	May 01, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	BERKSHIRE HATHAWAY INC
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001067983
Document Type	8-K
Document Period End Date	May 01, 2021
Entity File Number	001-14905
Entity Tax Identification Number	47-0813844
Entity Address, Address Line One	3555 Farnam Street
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68131
City Area Code	(402)
Local Phone Number	346-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	BRK.A
Security Exchange Name	NYSE
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock
Trading Symbol	BRK.B
Security Exchange Name	NYSE
M 0.750 Senior Notes Due 20232 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Senior Notes due 2023
Trading Symbol	BRK23
Security Exchange Name	NYSE
M One Point One Two Five Senior Notes Due Two Thousand Twenty Seven [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Senior Notes due 2027
Trading Symbol	BRK27
Security Exchange Name	NYSE
M One Point Six Two Five Senior Notes Due Two Thousand Thirty Five [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2035
Trading Symbol	BRK35
Security Exchange Name	NYSE
M One Point Three Zero Zero Senior Notes Due Two Thousand Twenty Four [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.300% Senior Notes due 2024
Trading Symbol	BRK24
Security Exchange Name	NYSE
M Two Point One Five Zero Senior Notes Due Two Thousand Twenty Eight [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.150% Senior Notes due 2028
Trading Symbol	BRK28
Security Exchange Name	NYSE
M 0.625 Senior Notes Due 20231 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Senior Notes due 2023
Trading Symbol	BRK23A
Security Exchange Name	NYSE
M Zero Point Zero Zero Zero Senior Notes Due Two Thousand Twenty Five [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.000% Senior Notes due 2025
Trading Symbol	BRK25
Security Exchange Name	NYSE
M Two Point Three Seven Five Senior Notes Due Two Thousand Thirty Nine [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Senior Notes due 2039
Trading Symbol	BRK39
Security Exchange Name	NYSE
M Zero Point Five Zero Zero Senior Notes Due Two Thousand Forty One [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Senior Notes due 2041
Trading Symbol	BRK41
Security Exchange Name	NYSE
M Two Point Six Two Five Senior Notes Due Two Thousand Fifty Nine [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.625% Senior Notes due 2059
Trading Symbol	BRK59
Security Exchange Name	NYSE